Property and Equipment - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Property Plant and Equipment [Line Items]
Total Cost	$ 407.2	$ 308.6
Total accumulated depreciation and amortization	(126.9)	(112.1)
Property and equipment, net	280.3	196.5
Rental Fleet
Property Plant and Equipment [Line Items]
Total Cost	377.7	285.1
Total accumulated depreciation and amortization	(113.1)	(100.0)
Machinery and Equipment
Property Plant and Equipment [Line Items]
Total Cost	4.5	3.4
Autos and Trucks
Property Plant and Equipment [Line Items]
Total Cost	6.1	4.6
Leasehold Improvements
Property Plant and Equipment [Line Items]
Total Cost	8.2	7.0
Office Equipment
Property Plant and Equipment [Line Items]
Total Cost	2.5	2.3
Computer Equipment
Property Plant and Equipment [Line Items]
Total Cost	8.2	6.2
Equipment and Leasehold Improvements
Property Plant and Equipment [Line Items]
Total accumulated depreciation and amortization	$ (13.8)	$ (12.1)